Financial Assets and Financial Liabilities (Borrowings) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Borrowings [abstract]
Credit loans due within one year - Short term bank loans	¥ 1,548,000	¥ 1,547,600